Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Jul. 29, 2013
Prospectus Date	Jul. 29, 2013
Vice Fund | Vice Fund - Investor Class
Risk/Return:
Trading Symbol	VICEX
Vice Fund | Vice Fund - Class A
Risk/Return:
Trading Symbol	VICAX
Vice Fund | Vice Fund - Class C
Risk/Return:
Trading Symbol	VICCX
Vice Fund | Vice Fund - Institutional Class
Risk/Return:
Trading Symbol	VICVX
Investor Class Prospectus | Generation Wave Growth Fund | Generation Wave Growth Fund - Investor Class
Risk/Return:
Trading Symbol	GWGFX